UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-03883

DWS Communications Fund, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Communications Fund

(formerly Scudder Flag Investors Communications Fund)

	Shares	Value ($)

Common Stocks 97.8%
Communications Equipment 3.4%
ADTRAN, Inc.	460,000	12,042,800
Financials 10.5%
Capital One Financial Corp.	130,000	10,467,600
Erie Indemnity Co. "A" (a)	2,787	146,708
First Marblehead Corp.	50,000	2,162,500
Freddie Mac	241,000	14,701,000
Leucadia National Corp. (a)	154,650	9,226,419

		36,704,227
International Network Operations 7.0%
Chunghwa Telecom Co., Ltd. (ADR) (a)	85,800	1,680,822
Telefonica SA (ADR) (a)	187,663	8,814,531
Telefonos de Mexico SA de CV "L" (ADR) (a)	625,800	14,067,984
Vodafone Group PLC (ADR)	620	12,958

		24,576,295
Media 6.4%
Comcast Corp. "A"*	126,035	3,297,076
Cox Radio, Inc. "A"* (a)	350,000	4,697,000
Discovery Holding Co. "A"* (a)	63,895	958,425
Gray Television, Inc. (a)	703,700	5,911,080
Jupiter Telecommunications Co., Ltd.*	250	176,720
Liberty Global, Inc. "A"*	38,484	787,767
Liberty Global, Inc. "C"*	38,484	760,059
Liberty Media Corp. "A"*	638,956	5,245,829
Triple Crown Media, Inc.* (a)	70,370	415,183

		22,249,139
National Carriers 2.2%
Cincinnati Bell, Inc.*	1,695,100	7,661,852
Software & Applications 3.4%
IHS, Inc. "A"* (a)	174,000	4,758,900
Liquidity Services, Inc.*	381,000	4,667,250
NeuStar, Inc. "A"*	75,000	2,325,000

		11,751,150
Specialty Services 20.7%
Cbeyond Communications, Inc.*	100,000	1,765,000
PagesJaunes SA	665,000	18,680,296
R.H. Donnelley Corp.* (a)	631,012	36,743,829
Yell Group PLC	1,586,000	15,003,779

		72,192,904
Wireless Services 44.2%
ALLTEL Corp.	106,250	6,879,688

America Movil SA de CV "L" (ADR)	669,000	22,919,940
American Tower Corp. "A"*	1,434,500	43,494,040
Crown Castle International Corp.*	568,300	16,111,305
EMS Technologies, Inc.* (a)	123,000	2,217,690
NII Holdings, Inc.*	400,000	23,588,000
Nokia Oyj (ADR)	50,000	1,036,000
SBA Communications Corp. "A"* (a)	398,145	9,320,574
Sprint Nextel Corp.	823,876	21,288,956
Tim Participacoes SA (ADR) (a)	116,600	4,317,697
UbiquiTel, Inc.* (a)	325,000	3,282,500

		154,456,390

Total Common Stocks (Cost $221,234,717)		341,634,757
Securities Lending Collateral 7.3%
Daily Assets Fund Institutional, 4.73% (b) (c) (Cost $25,312,785)	25,312,785	25,312,785
Cash Equivalents 1.0%
Cash Management QP Trust, 4.64% (d) (Cost $3,596,350)	3,596,350	3,596,350
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 250,143,852)	106.1	370,543,892
Other Assets and Liabilities, Net	(6.1)	(21,386,704)

Net Assets	100.0	349,157,188

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2006 amounted to $24,976,788 which is 7.2% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Communications Fund, a series of DWS Communications Fund, Inc.

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Communications Fund, a series of DWS Communications Fund, Inc.

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 May 19, 2006